Statements of Net Assets Available for Benefits - EBP 88-0320154 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Non-interest bearing cash	$ 174,509	$ 120,646
Investments, at fair value	82,593,162	76,803,589
Notes receivable from participants	2,167,436	2,151,679
Participants’ contribution receivable	209,772	159,029
Company contribution receivable	165,252	177,526
Other receivable	0	5,390
Total assets	85,310,131	79,417,859
Liabilities:
Excess contributions payable	245,316	137,676
Net assets available for benefits	$ 85,064,815	$ 79,280,183